
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/95      AMENDMENT 01


Institutional Investment Manager:

DREYFUS MANAGEMENT INC.
200 PARK AVENUE
NEW YORK                                          NY            10166-0000


Assets reportable under Section 13(F) of the Securities
Exchange Act of 1934 are included in the report on Form 13F of the reporting institution's parent company, Mellon Bank, N.A., to which reference is hereby made.


Name, Title and Telephone Number of Person Submitting Report:

    DONALD GEOGERIAN               VICE PRESIDENT               212-922-8468


Signature, Place and Date of Signing:

/s/ DONALD GEOGERIAN               NEW YORK                     NY    12/05/95


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620

























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED